14. STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Stock Options Details Narrative
Share based compensation expense, net of related tax effects	$ 232,567	$ 50,727
Options outstanding	9,020,000		6,920,000
Options outstanding, exercise price per share	$ 0.131